Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Value of US PRMB (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	£ (39)
Interest on plan liabilities	53	£ 63	£ 81
Closing defined benefit obligation	(34)	(39)
PRMB [member]
Disclosure of defined benefit plans [line items]
Interest on plan liabilities	1	1	2
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Exchange differences	(1)	3
Interest on plan liabilities	(52)	(62)
Actuarial gains/(losses) - experience	(97)	(20)
Actuarial gains/(losses) - demographic	(1)	2
Actuarial gains/(losses) - financial	166	(310)
Benefits paid	133	133
Present value of defined benefit obligation [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	(39)	(43)
Exchange differences	(1)	1
Interest on plan liabilities	(1)	(1)
Actuarial gains/(losses) - experience	2	3
Actuarial gains/(losses) - demographic	0	1
Actuarial gains/(losses) - financial	2	(3)
Benefits paid	3	3
Closing defined benefit obligation	£ (34)	£ (39)	£ (43)